UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08359

The Westport Funds
 (Exact name of registrant as specified in charter)

253 Riverside Avenue, Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 227-3601

Date of fiscal year end: 12/31

Date of reporting period: 7/1/16 – 9/23/16

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08359
Reporting Period: 07/01/2016 - 09/23/2016
The Westport Funds

================================ Westport Fund =================================

BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
"Meeting Date: JUL 01, 2016   Meeting Type: Annual                               "
"Record Date:  MAY 06, 2016                                                      "

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Warren Eisenberg         For       For          Management
1b    Elect Director Leonard Feinstein        For       For          Management
1c    Elect Director Steven H. Temares        For       For          Management
1d    Elect Director Dean S. Adler            For       Against      Management
1e    Elect Director Stanley F. Barshay       For       Against      Management
1f    Elect Director Geraldine T. Elliott     For       For          Management
1g    Elect Director Klaus Eppler             For       For          Management
1h    Elect Director Patrick R. Gaston        For       For          Management
1i    Elect Director Jordan Heller            For       For          Management
1j    Elect Director Victoria A. Morrison     For       Against      Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Proxy Access                            Against   For          Shareholder
5     Adopt Share Retention Policy For        Against   For          Shareholder
      Senior Executives
6     Submit Severance Agreement              Against   For          Shareholder
      (Change-in-Control) to Shareholder Vote

--------------------------------------------------------------------------------

FEI COMPANY

Ticker:       FEIC           Security ID:  30241L109
"Meeting Date: AUG 30, 2016   Meeting Type: Special                              "
"Record Date:  JUL 25, 2016                                                      "

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management

=========================== Westport Select Cap Fund ===========================

FEI COMPANY

Ticker:       FEIC           Security ID:  30241L109
"Meeting Date: AUG 30, 2016   Meeting Type: Special                              "
"Record Date:  JUL 25, 2016                                                      "

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds

By (Signatures and Title)*	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr., President

Date: October 7, 2016

*	Print the name and title of each signing officer under his or her signature.